MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-3

Collection Period	6/1/12-6/30/12
Determination Date	7/9/2012
Distribution Date	7/16/2012

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period				$329,529,798.53
2.	Collections allocable to Principal				$12,806,409.85
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$541,619.61

5.	Pool Balance on the close of the last day of the related Collection Period				$316,181,769.07
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				27,262

7.	Initial Pool Balance				$650,000,011.40

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$6,586,851.55		$0.00
	c.	Class A-3 Note Balance	$167,000,000.00		$160,439,042.53
	d.	Class A-4 Note Balance	$108,750,000.00		$108,750,000.00
	e.	Class B Note Balance	$16,900,000.00		$16,900,000.00
	f.	Class C Note Balance	$17,225,000.00		$17,225,000.00
	g.	Class D Note Balance	$8,125,000.00		$8,125,000.00

	h.	Note Balance (sum a - g)	$324,586,851.55		$311,439,042.53

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0326082		0.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		0.9607128
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.4993644		0.4791370

10.	Overcollateralization Target Amount				$4,742,726.54

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,742,726.54

12.	Weighted Average Coupon			%	9.00%
13.	Weighted Average Original Term			months	65.60
14.	Weighted Average Remaining Term			months	41.52

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,567,843.89
	b.	Liquidation Proceeds allocable to Finance Charge			$1,213.46
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$2,569,057.35

16.	Principal:
	a.	Collections allocable to Principal			$12,806,409.85
	b.	Liquidation Proceeds allocable to Principal			$287,524.94
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$13,093,934.79

17.	Total Finance Charge and Principal Collections (15d+16d)		$15,662,992.14
18.	Interest Income from Collection Account		$1,449.97
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$15,664,442.11

Available Funds

21.	Available Collections		$15,664,442.11
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$15,664,442.11

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$274,608.17
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$274,608.17

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$4,116.78
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$4,116.78

	i.	Class A-3 Monthly Interest	$137,775.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$137,775.00

	m.	Class A-4 Monthly Interest	$127,781.25
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$127,781.25

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,166.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,166.67

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,177.29
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,177.29

32.	Tertiary Principal Distributable Amount		$280,082.48

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,239.58
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,239.58

34.	Quaternary Principal Distributable Amount		$8,125,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$9,041,447.22

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$4,742,726.54

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,569,057.35
	b.	Total Daily Deposits of Principal Collections	$13,093,934.79
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,449.97

	e.	Total Deposits to Collection Account (sum a - d)	$15,664,442.11

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$274,608.17
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,507,065.59
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,880,268.35

	f.	Total Withdrawals from Collection Account (sum a - e)	$15,664,442.11

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$4,116.78
	c.	Class A-3 Interest Distribution	$137,775.00
	d.	Class A-4 Interest Distribution	$127,781.25
	e.	Class B Interest Distribution	$28,166.67
	f.	Class C Interest Distribution	$37,177.29
	g.	Class D Interest Distribution	$24,239.58
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$6,586,851.55
	j.	Class A-3 Principal Distribution	$6,560,957.47
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$13,507,065.59

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$6,590,968.33
	c.	Class A-3 Distribution	$6,698,732.47
	d.	Class A-4 Distribution	$127,781.25
	e.	Class B Distribution	$28,166.67
	f.	Class C Distribution	$37,177.29
	g.	Class D Distribution	$24,239.58

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$13,507,065.59

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,880,268.35
	b.	Reserve Account surplus (Ln 55)	$171.81

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,880,440.16

46.	Withdrawals
	a.	Certificateholder Distribution	$1,880,440.16

	b.	Total Withdrawals from Certificate Payment Account	$1,880,440.16

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$311,439,042.53

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$171.81
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,171.81
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$171.81

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$274,608.17
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$13,507,065.59
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,880,268.35
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$171.81
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$6,590,968.33
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$6,698,732.47
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$127,781.25
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$28,166.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$37,177.29
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$24,239.58
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,880,440.16

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$252,881.21
74.	Cumulative Net Losses			$4,821,279.10
75.	Cumulative Net Loss Percentage			0.7417%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	540	$6,968,337.31
	b.	61 to 90 days past due	146	$1,823,182.65
	c.	91 or more days past due	52	$537,403.32

	d.	Total Past Due (sum a-c)	738	9,328,923.28

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,663,031,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 09, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer